Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Minimum Future Commitments under Contractual Agreements

Minimum future commitments, excluding any matters that may be impacted as a result of the completion of the Merger, under these contractual arrangements were as follows at December 31, 2017:

	Operating Leases	Purchase Commitments	Capital Commitments	Other Commitments	Total

Within 1 year	$85	$303	$18	$44	$450
1 to 3 years	129	–	13	49	191
3 to 5 years	105	–	10	42	157
Over 5 years	182	–	–	24	206

Total	$501	$303	$41	$159	$1,004